Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 3,469	$ 3,937
Accumulated Depreciation and Amortization	(2,055)	(1,603)
Property and Equipment, net	1,414	2,334
Depreciation and amortization	512	656
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	2,261	2,886
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	588	588
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	456	458
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 164	$ 5